Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000153951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Fund (Class C/JHERX)
Accumulated Value	$ 10,000		$ 11,089.484	$ 12,548.608363	$ 14,054.245232	$ 13,820.390321	$ 13,185.086188	$ 18,261.649737	$ 17,793.360226	$ 18,438.62309	$ 22,259.43898	$ 23,451.440619
C000153950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Fund (Class A/JHEIX)
Accumulated Value	9,500		10,613.493575	12,095.058101	13,646.375817	13,517.51118	12,982.564056	18,109.027813	17,763.989444	18,537.416491	22,538.513373	23,919.696913
C000008922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Fund (Class 1/JIEMX)
Accumulated Value	10,000		11,206.3166	12,815.922101	14,508.67293	14,425.412734	13,908.794418	19,465.077804	19,176.277559	20,078.096472	24,507.301665	26,090.864734
C000127063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class A/JHGEX)
Accumulated Value	9,500		10,315.973335	11,517.051485	12,380.488175	12,780.471044	14,057.09696	17,894.131424	15,375.16166	17,560.827298	21,296.850282	23,032.013714
C000152689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class C/JGECX)
Accumulated Value	10,000		10,782.1577	11,950.12566	12,749.186706	13,079.536747	14,285.732934	18,068.566586	15,421.550491	17,481.90634	21,042.939893	22,597.831761
C000127064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class I/JGEFX)
Accumulated Value	250,000		272,337.215	304,888.285219	328,679.446798	340,252.509777	375,239.04895	479,471.672402	413,099.084846	473,278.430053	575,403.126478	624,171.6141
C000127065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class NAV)
Accumulated Value	10,000		10,897.4512	12,214.697396	13,182.656466	13,674.37153	15,095.7095	19,309.535511	16,659.311031	19,109.373414	23,258.847538	25,262.583531
C000152690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class R2/JGERX)
Accumulated Value	10,000		10,859.0031	12,128.006726	13,029.106711	13,446.931401	14,774.208748	18,797.469565	16,143.133964	18,396.252642	22,300.566053	24,107.344534
C000152691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class R4/JGETX)
Accumulated Value	10,000		10,886.3197	12,182.42326	13,125.933302	13,590.71315	14,978.432465	19,128.736068	16,474.561388	18,855.589547	22,921.575314	24,829.272472
C000152692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class R6/JGEMX)
Accumulated Value	1,000,000		1,089,745.12	1,221,464.236375	1,319,081.923667	1,366,987.694621	1,508,908.903872	1,929,903.752753	1,664,868.063288	1,907,880.396956	2,322,257.977175	2,522,244.680186
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,169.3352	12,974.129213	15,545.316711	15,932.523501	19,517.52515	25,812.330243	22,465.83003	25,926.345172	32,821.854121	38,150.940987
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		10,668.3589	12,395.088263	14,019.391325	14,055.966235	16,415.37121	21,301.326508	18,090.119372	20,912.912272	26,022.973184	30,102.517662
MSCI World C000127064 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		266,708.9725	309,877.206586	350,484.783135	351,399.155876	410,384.280243	532,533.162686	452,252.984286	522,822.806783	650,574.329578	752,562.941526
MSCI World C000152692 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,066,835.89	1,239,508.826343	1,401,939.132538	1,405,596.623502	1,641,537.12097	2,130,132.650741	1,809,011.937141	2,091,291.22713	2,602,297.318311	3,010,251.766103
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,292.2533	$ 12,599.612797	$ 14,170.67792	$ 14,258.122906	$ 14,377.937762	$ 19,617.963233	$ 18,396.710298	$ 19,977.736643	$ 24,202.944436	$ 26,460.520306